OTHER COMPREHENSIVE (LOSS) INCOME	12 Months Ended
Dec. 31, 2012
OTHER COMPREHENSIVE (LOSS) INCOME

3. OTHER COMPREHENSIVE (LOSS) INCOME

Other comprehensive (loss) income consists of the currency translation adjustment associated with the use of local currency by our Canadian operations as its functional currency, changes in the unrealized gain on available-for-sale securities and the effective portion of a cash flow hedge that matured in October 2011. The tax effects allocated to each component of other comprehensive (loss) income are as follows:

Years Ended December 31,	2012	2011	2010
Foreign currency translation adjustment	$(1,785)	$—	$—

Unrealized gain on derivative instrument	—	384	311
Income tax expense	—	(146)	(117)

Unrealized gain on derivative instrument, net of tax	—	238	194

Unrealized gain on available-for-sale securities	63	6	53
Income tax expense	(28)	(3)	(19)

Unrealized gain on available-for-sale securities, net of tax	35	3	34

Other comprehensive (loss) income	$(1,750)	$241	$228

The changes in accumulated other comprehensive loss, net of tax, are as follows:

Years Ended December 31,	2012	2011	2010
Foreign currency translation adjustment:
Beginning balance	$—	$—	$—
Current period other comprehensive loss	(1,785)	—	—

Ending balance	(1,785)	—	—

Derivative instrument:
Beginning balance	—	(238)	(432)
Current period other comprehensive income	—	238	194

Ending balance	—	—	(238)

Available-for-sale securities:
Beginning balance	(352)	(355)	(389)
Current period other comprehensive income	35	3	34

Ending balance	(317)	(352)	(355)

Accumulated other comprehensive loss, net of tax	$(2,102)	$(352)	$(593)